Annual Total Returns - FidelitySeriesSmallCapCoreFund-PRO - FidelitySeriesSmallCapCoreFund-PRO - Fidelity Series Small Cap Core Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Nov. 04, 2022
Fidelity Series Small Cap Core Fund
Bar Chart Table:
Annual Return 2023	16.80%